Income Tax - Schedule of Reconciliation of Federal Income Tax Rate (Detail)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of derivative liability					(34.50%)	(25.10%)
Merger and Acquisition expenses					0.00%	14.20%
Warrant issuance costs					3.80%	0.00%
Interest & Penalties					0.00%	0.00%
Stock based compensation					2.00%	0.00%
Change in valuation allowance					7.70%	4.00%
Income tax provision	6.95%	304.13%	33.55%	4.35%	0.00%	14.10%